INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major components of tax expense (income) [Table]
Tax expense (income) at applicable tax rate	$ 1,228	$ 1,311
Increase (decrease) due to:
Allowances and special tax deductions	(138)	(151)
Impact of foreign tax rates	(84)	(32)
Expenses not tax deductible	118	154
Tax effect of sales of long-lived assets	24	0
Net currency translation (gains) losses on current and deferred tax balances	23	(19)
Tax impact from pass-through entities and equity accounted investments	(330)	(309)
Current year tax gains not recognized	(18)	(9)
Tax Effect from De-recognition in Deferred Tax Assets	(31)	(61)
Adjustments in respect of prior years	24	(53)
Increase to income tax related contingent liabilities	19	42
Impact of tax rate changes	66	1
Withholding taxes	110	100
Mining taxes	323	383
Tax impact of amounts recognized within accumulated OCI	8	(21)
Other items	2	(4)
Income tax expense	$ 1,344	$ 1,332